UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Opportunity Fund (JRO)
April 30, 2012

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 109.4% (84.0% of Total Investments) (4)
	Aerospace & Defense – 0.2% (0.2% of Total Investments)
$407	DAE Aviation Holdings, Inc., Term Loan B1	5.470%	7/31/14	B	$407,018
391	DAE Aviation Holdings, Inc., Term Loan B2	5.470%	7/31/14	B	390,589
798	Total Aerospace & Defense				797,607
	Airlines – 1.4% (1.0% of Total Investments)
2,000	Delta Air Lines, Inc., Revolving Term Loan, Delayed Draw, (5)	0.750%	3/28/13	Ba2	(33,334)
5,091	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	5,052,529
7,091	Total Airlines				5,019,195
	Auto Components – 3.6% (2.8% of Total Investments)
889	Autoparts Holdings, Ltd., Term Loan, Second Lien	10.500%	1/29/18	B-	863,333
8,270	Federal-Mogul Corporation, Tranche B, Term Loan	2.178%	12/29/14	Ba3	8,022,342
4,220	Federal-Mogul Corporation, Tranche C, Term Loan	2.178%	12/28/15	Ba3	4,093,835
500	Goodyear Tire & Rubber Company, Term Loan, Second Lien	4.750%	4/30/19	Ba1	493,594
13,879	Total Auto Components				13,473,104
	Biotechnology – 3.1% (2.4% of Total Investments)
2,078	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	2,109,297
1,000	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	1,030,000
3,570	Grifols SA, Term Loan	4.500%	6/01/17	BB	3,583,243
4,963	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	4,851,144
11,611	Total Biotechnology				11,573,684
	Building Products – 1.0% (0.8% of Total Investments)
1,909	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	1,945,484
1,816	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	1,830,948
3,725	Total Building Products				3,776,432
	Capital Markets – 1.0% (0.8% of Total Investments)
292	BNY Convergex Group LLC, Incremental Term Loan	5.000%	12/19/16	B+	291,701
663	BNY Convergex Group LLC, Term Loan	5.000%	12/19/16	B+	662,415
2,903	Citco Group Term Loan	5.500%	6/29/18	N/R	2,888,547
3,858	Total Capital Markets				3,842,663
	Chemicals – 1.4% (1.1% of Total Investments)
247	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.000%	5/05/15	Ba3	246,171
106	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.250%	5/05/15	Ba3	105,155
1,927	Ineos US Finance LLC, Tranche, C2	8.000%	12/16/14	Baa3	2,003,614
3,118	Styron S.a.r.l. Corporation,Term Loan, DD1	6.000%	8/02/17	B+	2,914,765
5,398	Total Chemicals				5,269,705
	Commercial Banks – 0.3% (0.2% of Total Investments)
993	SourceCorp First Lien Term Loan	6.625%	4/28/17	B1	918,062
	Commercial Services & Supplies – 0.8% (0.6% of Total Investments)
2,721	Ceridian Corporation, US Term Loan	3.239%	11/09/14	B1	2,609,869
45	ServiceMaster Company, Delayed Term Loan	2.740%	7/24/14	B+	44,361
449	ServiceMaster Company, Term Loan	2.803%	7/24/14	B+	445,477
3,215	Total Commercial Services & Supplies				3,099,707
	Communications Equipment – 1.9% (1.5% of Total Investments)
6,031	Avaya, Inc., Term Loan	3.241%	10/27/14	B1	5,929,845
1,250	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB-	1,269,141
7,281	Total Communications Equipment				7,198,986
	Construction Materials – 0.3% (0.2% of Total Investments)
158	Schaeffler AG, Term Loan C2, First Lien	6.000%	1/27/17	B1	158,988
1,000	Summit Materials Companies LLC, Term Loan B	6.000%	1/23/19	BB-	1,009,375
1,158	Total Construction Materials				1,168,363
	Consumer Finance – 0.5% (0.3% of Total Investments)
1,750	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B2	1,661,188
	Containers & Packaging – 3.4% (2.6% of Total Investments)
10,237	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	10,396,646
995	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	1,010,372
1,007	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	1,019,184
12,239	Total Containers & Packaging				12,426,202
	Distributors – 1.8% (1.4% of Total Investments)
6,500	HD Supply Inc., Term Loan B, WI/DD	TBD	TBD	B+	6,544,720
	Diversified Consumer Services – 2.4% (1.9% of Total Investments)
4,136	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	4,184,756
4,883	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	4,827,627
9,019	Total Diversified Consumer Services				9,012,383
	Diversified Financial Services – 1.6% (1.2% of Total Investments)
1,514	FoxCo Acquisition Sub LLC, Term Loan	4.750%	7/14/15	BB	1,521,450
2,100	Ineos US Finance LLC, Term Loan B, WI/DD	TBD	TBD	B+	2,113,782
2,143	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	2,153,571
5,757	Total Diversified Financial Services				5,788,803
	Diversified Telecommunication Services – 3.1% (2.4% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.739%	3/06/14	BB+	2,983,593
2,000	Intelsat, Unsecured Term Loan	2.740%	2/01/14	B	1,981,876
4,533	Level 3 Financing, Inc., Term Loan	2.653%	3/13/14	Ba3	4,510,667
1,984	WideOpenWest Finance LLC, Term Loan, First Lien	2.740%	6/30/14	B1	1,976,935
11,517	Total Diversified Telecommunication Services				11,453,071
	Electric Utilities – 0.3% (0.2% of Total Investments)
2,022	TXU Corporation, 2014 Term Loan	3.741%	10/10/14	B2	1,162,333
	Electrical Equipment – 0.7% (0.5% of Total Investments)
2,500	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	2,496,875
	Electronic Equipment & Instruments – 0.8% (0.6% of Total Investments)
3,483	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	2,994,950
	Energy Equipment & Services – 0.6% (0.5% of Total Investments)
2,206	Gibson Energy ULC, Term Loan	5.750%	6/15/18	BB-	2,222,441
	Food & Staples Retailing – 3.6% (2.8% of Total Investments)
2,000	Roundy’s Supermarkets, Inc., Term Loan B, First Lien	5.750%	2/10/19	BB-	2,020,500
11,531	U.S. Foodservice, Inc., Term Loan	2.740%	7/03/14	B	11,360,409
13,531	Total Food & Staples Retailing				13,380,909
	Food Products – 0.8% (0.6% of Total Investments)
2,955	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	2,971,622
	Health Care Equipment & Supplies – 2.2% (1.7% of Total Investments)
6,983	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	7,139,606
225	Fenwal, Inc., Delayed Term Loan	2.739%	2/28/14	B	220,945
714	Fenwal, Inc., Term Loan	2.739%	2/28/14	B	701,071
7,922	Total Health Care Equipment & Supplies				8,061,622
	Health Care Providers & Services – 7.5% (5.7% of Total Investments)
3,612	Gentiva Term Loan B	6.500%	8/17/16	B1	3,445,082
7,790	Golden Living, Term Loan	5.000%	5/04/18	B+	7,373,459
256	HCA, Inc., Tranche B2, Term Loan	3.720%	3/31/17	BB	252,244
1,397	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	1,399,125
2,729	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	2,627,023
95	LifeCare Holdings, Inc., Term Loan Add On	8.219%	2/01/16	CCC-	87,825
529	LifeCare, Term Loan	8.219%	2/01/16	CCC-	486,844
1,743	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	1,741,776
3,713	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	3,686,204
4,218	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	4,116,186
1,324	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,306,866
1,098	Sun Healthcare Group, Inc., Term Loan	8.750%	10/18/16	Ba1	1,081,311
6	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	5,973
28,510	Total Health Care Providers & Services				27,609,918
	Health Care Technology – 1.6% (1.2% of Total Investments)
5,653	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	5,707,612
350	Fenwal, Inc., Term Loan, Second Lien	5.739%	8/28/14	B-	343,000
6,003	Total Health Care Technology				6,050,612
	Hotels, Restaurants & Leisure – 4.5% (3.4% of Total Investments)
2,948	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	2,965,898
3,276	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.489%	1/28/18	B	3,002,857
243	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	241,963
1,512	CCM Merger, Inc., Term Loan	6.000%	3/01/17	B+	1,512,316
3,000	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/19/18	B+	3,004,218
2,368	Orbitz Worldwide, Inc., Term Loan	3.239%	7/25/14	B+	2,312,222
1,745	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	CCC	1,648,689
1,800	Wendy’s/Arby’s Restaurants, Inc., Term Loan B, WI/DD	TBD	TBD	Ba2	1,811,624
16,892	Total Hotels, Restaurants & Leisure				16,499,787
	Household Durables – 0.6% (0.5% of Total Investments)
2,438	GRD Holding III Corporation, Term Loan	8.750%	10/05/17	B+	2,340,000
	Household Products – 1.1% (0.8% of Total Investments)
3,996	Spectrum Brands, Inc., Term Loan	5.001%	6/17/16	B1	4,015,957
	Industrial Conglomerates – 0.9% (0.7% of Total Investments)
420	Evertec, Inc., Term Loan	5.250%	9/30/16	BB-	419,759
961	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	972,506
1,975	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	1,982,444
3,356	Total Industrial Conglomerates				3,374,709
	Internet Software & Services – 5.7% (4.4% of Total Investments)
6,766	Go Daddy Operating Co., LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	6,792,081
748	Open Solutions, Inc., Term Loan B	2.595%	1/23/14	B+	723,694
2,399	Sabre, Inc., Extended Term Loan, First Lien	5.989%	9/30/17	B1	2,280,751
2,399	Sabre, Inc., Term Loan	2.239%	9/30/14	B1	2,313,733
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	1,962,500
2,935	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	2,964,510
3,923	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	3,939,246
21,170	Total Internet Software & Services				20,976,515
	IT Services – 5.5% (4.2% of Total Investments)
1,800	Attachmate Corporation, Second Lien Term Loan	9.500%	10/27/17	CCC+	1,829,250
2,925	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	2,925,000
8,093	First Data Corporation, Term Loan B-1	5.240%	3/24/17	B+	7,742,092
3,553	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	3,431,785
1,300	SRA International, Term Loan	6.500%	7/20/18	B1	1,302,873
1,743	Virtu Financial LLC, First Lien Term Loan	7.500%	7/08/16	Ba1	1,743,120
1,385	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	1,375,961
20,799	Total IT Services				20,350,081
	Leisure Equipment & Products – 2.0% (1.5% of Total Investments)
4,472	Academy, Ltd., Term Loan	6.000%	8/03/18	B	4,522,772
1,802	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,813,719
973	Eastman Kodak Co., DIP Term Loan	8.500%	7/20/13	B1	992,824
7,247	Total Leisure Equipment & Products				7,329,315
	Machinery – 0.5% (0.4% of Total Investments)
1,796	Rexnord Corporation, Replacement Term Loan	5.000%	4/01/18	BB	1,814,600
	Media – 9.2% (7.1% of Total Investments)
2,010	Atlantic Broadband Finance LLC, Term Loan B	5.250%	4/04/19	Ba3	2,025,913
1,700	Atlantic Broadband Finance LLC, Term Loan, Second Lien	9.750%	10/04/19	B-	1,702,125
3,905	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.740%	7/09/17	B+	3,447,182
3,000	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	2,972,250
2,542	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	2,570,092
3,000	Cumulus Media, Inc., Term Loan	7.500%	3/18/19	B2	3,057,225
1,165	Gray Television, Inc., Term Loan B	3.750%	12/31/14	B+	1,160,877
3,473	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B	3,438,183
1,543	SuperMedia, Term Loan	11.000%	12/31/15	Caa3	870,007
2,513	Tribune Company, Term Loan B, (6)	0.000%	6/04/14	Ca	1,739,049
10,758	Univision Communications, Inc., Term Loan	4.489%	3/31/17	B+	10,061,895
3,159	Yell Group PLC, Term Loan	3.989%	7/31/14	CCC+	1,006,519
38,768	Total Media				34,051,317
	Multiline Retail – 0.6% (0.4% of Total Investments)
1,134	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	1,138,382
935	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	939,176
2,069	Total Multiline Retail				2,077,558
	Oil, Gas & Consumable Fuels – 5.0% (3.9% of Total Investments)
658	Alon USA Energy, Inc., Edgington Facility	2.489%	8/05/13	B+	640,765
5,264	Alon USA Energy, Inc., Paramount Facility	2.489%	8/05/13	B+	5,125,985
997	CCS Income Trust, Delayed Term Loan	3.239%	11/14/14	B	975,000
2,887	CCS Income Trust, Term Loan	3.239%	11/14/14	B	2,821,979
1,500	Crestwood Holdings LLC, Term Loan B	9.750%	3/26/18	CCC+	1,528,125
1,650	El Paso Corporation, Term Loan, WI/DD	TBD	TBD	BB-	1,670,014
4,100	Energy Transfer Partners LP, Term Loan B	3.750%	3/23/17	Ba1	4,057,536
1,761	Western Refining, Inc., Term Loan	7.500%	3/15/17	B+	1,789,438
18,817	Total Oil, Gas & Consumable Fuels				18,608,842
	Paper & Forest Products – 2.3% (1.7% of Total Investments)
3,642	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	Caa1	3,732,961
4,993	Wilton Products, Term Loan	3.490%	8/01/14	N/R	4,593,507
8,635	Total Paper & Forest Products				8,326,468
	Personal Products – 0.4% (0.3% of Total Investments)
1,465	Prestige Brands, Inc., Term Loan 1	5.262%	1/27/19	BB-	1,476,636
	Pharmaceuticals – 4.4% (3.4% of Total Investments)
2,168	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	2,172,393
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	93,750
211	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	191,828
3,990	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB-	4,036,966
3,970	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	3,986,130
2,669	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	2,679,818
1,334	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	1,339,909
1,835	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	1,842,375
19,302	Total Pharmaceuticals				16,343,169
	Real Estate Investment Trust – 1.9% (1.5% of Total Investments)
3,877	iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	3,878,617
1,143	Walter Investment Management Corporation, Second Lien Term Loan	7.750%	6/30/16	B+	1,191,056
2,081	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	2,096,859
7,101	Total Real Estate Investment Trust				7,166,532
	Real Estate Management & Development – 3.5% (2.7% of Total Investments)
8,401	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	8,376,552
1,340	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,348,440
3,457	Realogy Corporation, Delayed Term Loan	4.770%	10/10/16	B1	3,222,507
13,198	Total Real Estate Management & Development				12,947,499
	Road & Rail – 1.5% (1.2% of Total Investments)
5,550	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/15/17	BB	5,608,736
	Semiconductors & Equipment – 1.1% (0.8% of Total Investments)
2,965	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	2,935,387
1,044	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	1,027,410
4,009	Total Semiconductors & Equipment				3,962,797
	Software – 6.7% (5.2% of Total Investments)
5,035	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	5,012,342
2,707	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	2,755,241
3,380	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	5.663%	7/31/17	B-	3,320,419
3,000	IPC Systems, Inc., Term Loan, Second Lien	5.518%	6/01/15	CCC	2,578,089
11,125	Lawson Software Inc., Term Loan B	6.250%	3/30/18	Baa3	11,284,921
25,247	Total Software				24,951,012
	Specialty Retail – 3.0% (2.3% of Total Investments)
475	Claire’s Stores, Inc., Term Loan B	3.057%	5/29/14	B	452,970
2,827	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	2,827,421
1,496	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	1,517,760
2,620	Toys “R” Us - Delaware, Inc., Term Loan	5.250%	5/17/18	B+	2,575,002
3,551	Toys “R” Us - Delaware, Inc., Term Loan	6.000%	9/01/16	B+	3,548,370
10,969	Total Specialty Retail				10,921,523
	Wireless Telecommunication Services – 3.1% (2.4% of Total Investments)
4,569	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	Ba1	4,583,045
8,675	Clear Channel Communications, Inc., Tranche B, Term Loan	3.889%	1/29/16	CCC+	7,001,647
13,244	Total Wireless Telecommunication Services				11,584,692
$420,997	Total Variable Rate Senior Loan Interests (cost $403,044,424)				404,702,902

Shares	Description (1)				Value
	Common Stocks – 2.4% (1.9% of Total Investments)
	Building Products – 1.0% (0.8% of Total Investments)
124,402	Masonite Worldwide Holdings, (7), (12)				$3,576,558
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7), (12)				525,512
	Media – 1.3% (1.0% of Total Investments)
182,499	Metro-Goldwyn-Mayer, (7), (12)				4,938,879
	Total Common Stocks (cost $16,996,423)				9,040,949

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$1,000	Nortel Networks Corp., (6)	2.125%	4/15/14	D	$997,500
$1,000	Total Convertible Bonds (cost $867,500)				997,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 13.4% (10.2% of Total Investments)
	Commercial Services & Supplies – 0.1% (0.1% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$476,250
	Communications Equipment – 1.1% (0.8% of Total Investments)
1,750	Avaya Inc.	9.750%	11/01/15	CCC+	1,734,688
550	Nortel Networks Corp., (6)	1.750%	4/15/14	N/R	548,625
1,000	Nortel Networks Limited, (6)	0.000%	7/15/13	N/R	1,065,000
450	Nortel Networks Limited, (6)	10.750%	7/15/16	N/R	516,375
3,750	Total Communications Equipment				3,864,688
	Distributors – 0.3% (0.2% of Total Investments)
1,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	1,073,750
	Diversified Telecommunication Services – 0.9% (0.6% of Total Investments)
750	IntelSat Bermuda Limited, 144A	11.500%	2/15/17	CCC+	774,375
750	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	781,875
1,500	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,556,250
3,000	Total Diversified Telecommunication Services				3,112,500
	Health Care Equipment & Supplies – 1.4% (1.1% of Total Investments)
2,450	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,526,563
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,687,500
4,950	Total Health Care Equipment & Supplies				5,214,063
	Health Care Providers & Services – 2.4% (1.9% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	1,980,000
2,750	HCA Inc., (11)	8.500%	4/15/19	BB+	3,085,156
1,000	LifeCare Holdings Inc.	9.250%	8/15/13	Caa3	655,000
396	Select Medical Corporation	7.625%	2/01/15	B-	399,960
3,000	Select Medical Corporation	6.267%	9/15/15	B-	2,842,500
9,146	Total Health Care Providers & Services				8,962,616
	Household Products – 0.8% (0.6% of Total Investments)
2,750	Sprectum Brands Inc.	9.500%	6/15/18	BB-	3,114,375
	IT Services – 0.9% (0.7% of Total Investments)
2,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	2,045,000
1,228	First Data Corporation	10.550%	9/24/15	B-	1,249,783
3,228	Total IT Services				3,294,783
	Machinery – 0.5% (0.4% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,970,000
	Media – 2.7% (2.1% of Total Investments)
5,500	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	4,846,875
3,750	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	2,765,625
3,600	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	1,980,000
400	WMG Acquisition Group	11.500%	10/01/18	B3	436,000
13,250	Total Media				10,028,500
	Multiline Retail – 0.2% (0.1% of Total Investments)
500	Number Merger Sub Inc., 144A	11.000%	12/15/19	Caa1	541,250
	Pharmaceuticals - 0.8% (0.6% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,027,500
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	997,500
3,000	Total Pharmaceuticals				3,025,000
	Road & Rail – 0.5% (0.4% of Total Investments)
2,000	Avis Budget Car Rental	2.957%	5/15/14	B+	1,970,000
	Software – 0.8% (0.6% of Total Investments)
850	Lawson Software Inc., 144A	11.500%	7/15/18	B-	952,000
1,875	Lawson Software Inc., 144A	9.375%	4/01/19	B-	1,959,374
2,725	Total Software				2,911,374
$51,799	Total Corporate Bonds (cost $46,388,968)				49,559,149

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 3.1% (2.4% of Total Investments)
$1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	5.236%	1/15/23	BB	$1,186,164
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.970%	11/22/22	BB	1,312,785
2,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	6.428%	4/15/22	BB	1,676,862
1,200	LCM Limited Partnership, Collateralized Loan Obligations, 144A	5.278%	4/15/22	BBB	1,079,519
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	6.112%	4/22/22	BB	1,224,302
1,000	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.117%	4/22/22	BBB	868,542
2,500	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.970%	12/15/22	BB	2,294,252
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.970%	5/24/23	BB	1,725,000
$13,200	Total Asset-Backed Securities (cost $11,029,306)				11,367,426

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 1.7% (1.3% of Total Investments)
$6,131	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/12, repurchase price $6,131,249, collateralized by $4,205,000 U.S. Treasury Bonds, 6.125%, due 11/15/27, value $6,260,194	0.010%	5/01/12		$6,131,247
	Total Short-Term Investments (cost $6,131,247)				6,131,247
	Total Investments (cost $484,457,868) – 130.3%				481,799,173
	Borrowings – (32.4)% (8), (9)				(120,000,000)
	Other Assets Less Liabilities – 2.1% (10)				8,050,447
	Net Assets Applicable to Common Shares – 100%				$369,849,620

Investments in Derivatives at April 30, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)
Goldman Sachs	$29,317,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(548,122)
Morgan Stanley	29,317,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,717,997)
							$(2,266,119)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests		$–	$404,702,902	$–	$404,702,902
Common Stocks*		–	9,040,949	–	9,040,949
Convertible Bonds		–	997,500	–	997,500
Corporate Bonds		–	49,559,149	–	49,559,149
Asset-Backed Securities		–	11,367,426	–	11,367,426
Short-Term Investments:
Repurchase Agreements		–	6,131,247	–	6,131,247
Derivatives:
Interest Rate Swaps**		–	(2,266,119)	–	(2,266,119)
Total		$–	$479,533,054	$–	$479,533,054

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps, net	$—	Unrealized depreciation on interest rate swaps, net	$2,266,119

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments (excluding investments in derivatives) was $484,829,898.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at April 30, 2012, were as follows:

Gross unrealized:
Appreciation					$16,569,695
Depreciation					(19,600,420)
Net unrealized appreciation (depreciation) of investments					$(3,030,725)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

	Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)

Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at April 30, 2012. Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at April 30, 2012.

(6)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	Borrowings as a percentage of Total Investments is 24.9%.
(9)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(10)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at April 30, 2012.
(11)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(12)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyer.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2012